Condensed Consolidated Statement of Changes in Shareholders' equity of Immatics N.V. - EUR (€) € in Thousands	Total	Share capital [member]	Share premium [member]	Accumulated deficit [member]	Other reserves [member]
Beginning Balance at Dec. 31, 2021	€ 24,063	€ 629	€ 565,192	€ (537,813)	€ (3,945)
Other comprehensive income	1,338				1,338
Net profit/(loss)	71,682			71,682
Comprehensive income/(loss) for the year	73,020			71,682	1,338
Equity-settled share-based compensation	11,262		11,262
Share options exercised	1		1
Issue of share capital – net of transaction costs	16,595	24	16,571
Ending Balance at Jun. 30, 2022	124,941	653	593,026	(466,131)	(2,607)
Beginning Balance at Dec. 31, 2022	213,164	767	714,177	(500,299)	(1,481)
Other comprehensive income	340				340
Net profit/(loss)	(44,357)			(44,357)
Comprehensive income/(loss) for the year	(44,017)			(44,357)	340
Equity-settled share-based compensation	11,615		11,615
Share options exercised	40		40
Issue of share capital – net of transaction costs	37,411	37	37,374
Ending Balance at Jun. 30, 2023	€ 218,213	€ 804	€ 763,206	€ (544,656)	€ (1,141)